Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Deferred revenues [Abstract]
Schedule of Deferred Revenue Recognized	These are recognized in the statement of operations in the periods when the services are rendered to these business partners.
	As of December 31,
	2024	2023
Commercial agreement with suppliers (i)	418	385
Commercial agreement – payroll (ii)	37	48
Marketing and others	20	22
	475	455
Current	449	418
Non-current	26	37

(i)	Refers to rental of supplier product exhibition modules “checkstand”, point of sale displays and backlight panels.

(ii)	Commercial agreement with a financial institution for exclusivity in payroll processing.